Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 3,115,456	$ 4,031,757	$ 3,980,872
Selling, general and administrative	706,895	849,620	845,503
Research and development	190,948	266,241	263,279
Restructuring	45,045	24,855	14,781
Goodwill impairment	296,000	99,000	118,000
Other operating expense (income), net	4,334	(21,111)	2,458
Total operating expenses	3,222,921	3,553,841	3,507,275
Operating (loss) income	(107,465)	477,916	473,597
Interest expense, net	(397,916)	(410,875)	(417,383)
Foreign exchange (loss) gain, net	(308,898)	39,874	129,086
Other (expense) income, net	(33,428)	21,092	(51,432)
Total non-operating expenses	(740,242)	(349,909)	(339,729)
(Loss) income from continuing operations before provision for income taxes	(847,707)	128,007	133,868
Provision for income taxes	27,698	130,757	144,164
Loss from continuing operations	(875,405)	(2,750)	(10,296)
Income from discontinued operations, net of tax	36,681	114,408	124,943
Net (loss) income	(838,724)	111,658	114,647
Less: Net income attributable to non-controlling interests from continuing operations	63,926	126,144	108,758
Less: Redeemable non-controlling interests in income from continuing operations	0	0	20,326
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(4,760)	4,539	6,913
Net loss attributable to IGT PLC	$ (897,890)	$ (19,025)	$ (21,350)
Net loss from continuing operations attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (4.59)	$ (0.63)	$ (0.68)
Net loss attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (4.39)	$ (0.09)	$ (0.10)
Weighted-average shares - basic and diluted (in shares)	204,725	204,373	204,083
Service
Revenue	$ 2,639,558	$ 3,100,868	$ 3,195,930
Cost of services and product sales	1,633,899	1,777,225	1,772,224
Product
Revenue	475,898	930,889	784,942
Cost of services and product sales	$ 345,800	$ 558,011	$ 491,030